Cover Page	12 Months Ended
Dec. 31, 2023 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2023
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--12-31
Entity Central Index Key	0001838413
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-40507
Entity Registrant Name	Full Truck Alliance Co. Ltd.
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	6 Keji Road
Entity Address, Address Line Two	Huaxi District
Entity Address, Address Line Three	Guiyang
Entity Address, City or Town	Guizhou
Entity Address, Postal Zip Code	550025
Entity Address, Country	CN
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Auditor Name	Deloitte Touche Tohmatsu Certified Public Accountants LLP
Auditor Firm ID	1113
Auditor Location	Shanghai, China
Document Financial Statement Error Correction [Flag]	false
Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	Wanbo Science and Technology Park
Entity Address, Address Line Two	20 Fengxin Road
Entity Address, Address Line Three	Yuhuatai District
Entity Address, City or Town	Nanjing
Entity Address, Postal Zip Code	210012
Entity Address, Country	CN
Contact Personnel Name	Simon Chong Cai
City Area Code	+86
Local Phone Number	25-6692-0156
Contact Personnel Email Address	IR@amh-group.com
ADR [Member]
Document Information [Line Items]
Title of 12(b) Security	American Depositary Shares, each representing 20 Class A ordinary shares
Trading Symbol	YMM
Security Exchange Name	NYSE
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A ordinary shares, US$0.00001 par value per share
No Trading Symbol Flag	true
Security Exchange Name	NYSE
Common Class A [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	18,941,505,257
Common Class B [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	2,131,865,628